Fair Value Measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Restructuring accruals	$ 121	$ 59	$ 80
Fixed asset impairments	2	6	3
Fair Value Measurements Nonrecurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Restructuring accruals	121
Asset retirement obligations	11
Fixed asset impairments	4
Fixed Rate [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Unamortized discount	$ 24